Annual Total Returns - Fidelity Asset Manager 20% [BarChart] - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 20% - Fidelity Advisor Asset Manager 20%: Class A	Nov. 29, 2021
Bar Chart Table:
Annual Return 2011	2.24%
Annual Return 2012	6.53%
Annual Return 2013	4.92%
Annual Return 2014	3.71%
Annual Return 2015	(0.60%)
Annual Return 2016	4.38%
Annual Return 2017	6.66%
Annual Return 2018	(1.96%)
Annual Return 2019	10.32%
Annual Return 2020	8.29%